Expense Example {- Franklin VolSmart Allocation VIP Fund} - FTVIPT VolSmart Allocation VIP Fund Class 5-12 - Franklin VolSmart Allocation VIP Fund - Class 5	Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 100
3 years	359
5 years	639
10 years	$ 1,436